SCHEDULE OF RELATED PARTY CONVERTIBLE NOTES (Details) - Related Party [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Related Party convertible Note payable	$ 1,050,000	$ 1,040,000	$ 1,000,000
Convertible Notes Payable Due March Two Twenty Twenty Seven [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable		1,000,000	1,000,000
Convertible Notes Payable Due April Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable		25,000
Convertible Notes Payable Due August Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable		15,000
Convertible Notes Payable Due March Twenty Twenty Seven [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable	1,000,000	1,000,000
Convertible Notes Payable Due January Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable	25,000	25,000
Convertible Notes Payable Due May Fourteen Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable	15,000	15,000
Convertible Notes Payable Due July Fourteen Two Twenty Twenty Six [Member]
Short-Term Debt [Line Items]
Related Party convertible Note payable	$ 10,000